Intangible Assets - Additional Information (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 2,485,000		£ 1,938,000
Disposal of intangible	0	£ 0
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	2,400,000		1,800,000
Intangible assets, acquired	600,000	400,000
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 100,000		£ 100,000
Intangible assets, acquired		£ 100,000